Note 10 - Equity (Details) - Binomial Lattice-based Model Option Valuation Assumptions - Binomial-lattice Fair Value Method [Member]	1 Months Ended
Dec. 31, 2013 $ / shares
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Market value of underlying common stock (in Dollars per share)	$ 1.20
Minimum [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Term (years)	1 year
Strike price (in Dollars per share)	$ 0.56
Volatility	27.03%
Risk-free interest	0.13%
Maximum [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Term (years)	8 years
Strike price (in Dollars per share)	$ 2.45
Volatility	45.64%
Risk-free interest	2.45%